Schedule of operating expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019		Jul. 31, 2018
Expenses by nature [abstract]
Stock-based compensation	$ 28,008	[1]	$ 4,997
Marketing and promotion	22,308		2,447
Salaries and benefits	25,349		6,992
Consulting	11,176		3,659
Professional fees	8,258		1,761
Facilities	5,697		919
General and administrative	4,462		1,442
Travel	2,710		488
Amortization of intangible assets	1,767	[1]	765
Depreciation of property, plant and equipment	1,747	[1]	896
Total	$ 111,482	[1]	$ 24,367

[1]	Restated